Note 8 - Staff Numbers and Costs (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Average number of employee [Text Block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Sales and Business Development	9	9	9	5
Central Services & Management	31	32	37	12
Production	139	138	148	26
Total	179	179	194	43

Aggregate remuneration costs [Text Block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Salaries, wages and incentives	3,310	14,327	14,299	5,605
Social security costs	213	1,044	834	398
Pension contributions	185	788	848	196
Short-term compensated absences	406	1,254	996	403
Total	4,114	17,413	16,977	6,602

Key management personnel expenses [Text Block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Salaries, wages and incentives	388	2,354	2,281	3,014
Social security costs	28	176	217	194
Pension contributions	13	45	64	39
Equity incentives	27	130	-	-
Short-term compensated absences	-	-	13	101
Total	456	2,705	2,575	3,348